Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000010135 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010135 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010135 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010135 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010135 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010135 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010135 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010135 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010135 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010135 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010135 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000010135 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010135 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010135 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010135 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000010135 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010135 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010135 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000010135 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010135 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000010135 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000010135 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195828 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195828 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195828 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195828 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195828 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195828 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195828 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195828 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195828 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000195828 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195828 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195828 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195828 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195828 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195828 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000195828 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195828 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195828 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195828 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195828 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195828 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000195828 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010134 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010134 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010134 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010134 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010134 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010134 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010134 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010134 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010134 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010134 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010134 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000010134 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010134 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000010134 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010134 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000010134 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010134 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010134 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000010134 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010134 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000010134 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000010134 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010643 [Member] | Northern Institutional Treasury Portfolio Premier Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010643 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010643 [Member] | U S Treasury Notes 3 50 02 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010643 [Member] | U S Treasury Bonds 4 00 11 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010643 [Member] | U S Treasury Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010643 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010643 [Member] | U S Treasury Notes 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010643 [Member] | U S Treasury Notes 4 13 03 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010643 [Member] | U S Treasury Notes 4 00 07 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010643 [Member] | U S Treasury Notes 4 00 06 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010643 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000010643 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010643 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000010643 [Member] | U S Government Agency Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010643 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010642 [Member] | Northern Institutional Treasury Portfolio Premier Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010642 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010642 [Member] | U S Treasury Notes 3 50 02 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010642 [Member] | U S Treasury Bonds 4 00 11 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010642 [Member] | U S Treasury Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010642 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010642 [Member] | U S Treasury Notes 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010642 [Member] | U S Treasury Notes 4 13 03 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010642 [Member] | U S Treasury Notes 4 00 07 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010642 [Member] | U S Treasury Notes 4 00 06 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000010642 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010642 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010642 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000010642 [Member] | U S Government Agency Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010642 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030112 [Member] | BHP Group Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030112 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030112 [Member] | Alibaba Group Holding Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030112 [Member] | Mitsubishi UFJ Financial Group Inc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030112 [Member] | Unilever PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030112 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030112 [Member] | Takeda Pharmaceutical Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030112 [Member] | ASML Holding N V Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030112 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030112 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030112 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030112 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030112 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030112 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030112 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030112 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000030112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000030112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030112 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030112 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030112 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030112 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030112 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030112 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030112 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030112 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030112 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030112 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195831 [Member] | BHP Group Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195831 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195831 [Member] | Alibaba Group Holding Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195831 [Member] | Mitsubishi UFJ Financial Group Inc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195831 [Member] | Unilever PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195831 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195831 [Member] | Takeda Pharmaceutical Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195831 [Member] | ASML Holding N V Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195831 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195831 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195831 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195831 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195831 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000195831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000195831 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195831 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195831 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195831 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000195831 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000195831 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195831 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195831 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195831 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195831 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000030111 [Member] | BHP Group Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030111 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030111 [Member] | Alibaba Group Holding Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030111 [Member] | Mitsubishi UFJ Financial Group Inc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030111 [Member] | Unilever PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030111 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030111 [Member] | Takeda Pharmaceutical Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030111 [Member] | ASML Holding N V Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030111 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030111 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030111 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030111 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030111 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030111 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030111 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030111 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000030111 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030111 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030111 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030111 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030111 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000030111 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030111 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030111 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030111 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030111 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030111 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030111 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030111 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030111 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030111 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030111 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000061277 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061277 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061277 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061277 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061277 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061277 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061277 [Member] | Banco Bilbao Vizcaya Argentaria SA Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061277 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061277 [Member] | ZTO Express Cayman Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061277 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061277 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000061277 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000061277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061277 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000061277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000061277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061277 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000061277 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061277 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061277 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061277 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061277 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061277 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000061277 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061277 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061277 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000195833 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195833 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195833 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195833 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195833 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195833 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195833 [Member] | Banco Bilbao Vizcaya Argentaria SA Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195833 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195833 [Member] | ZTO Express Cayman Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195833 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195833 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195833 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000195833 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195833 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000195833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000195833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000195833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195833 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195833 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195833 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195833 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195833 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000195833 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195833 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195833 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000195834 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195834 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195834 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195834 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195834 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195834 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195834 [Member] | Banco Bilbao Vizcaya Argentaria SA Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195834 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195834 [Member] | ZTO Express Cayman Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195834 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195834 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195834 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000195834 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195834 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195834 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195834 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000195834 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000195834 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195834 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195834 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195834 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000195834 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000195834 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195834 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195834 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195834 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195834 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195834 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000195834 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195834 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195834 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000061278 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061278 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061278 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061278 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061278 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061278 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061278 [Member] | Banco Bilbao Vizcaya Argentaria SA Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061278 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061278 [Member] | ZTO Express Cayman Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061278 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061278 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000061278 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000061278 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061278 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061278 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061278 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000061278 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000061278 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061278 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061278 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061278 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061278 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000061278 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061278 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061278 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061278 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061278 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061278 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000061278 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061278 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061278 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000177433 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | Everpure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177433 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177433 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177433 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177433 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177433 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177433 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000177433 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000177433 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177433 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000177433 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177433 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000177433 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000177433 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195836 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | Everpure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195836 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000195836 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195836 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195836 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000195836 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195836 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000195836 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000195836 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195836 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000195836 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195836 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195836 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000195836 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000177432 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | Everpure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177432 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177432 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177432 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177432 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000177432 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177432 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000177432 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000177432 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177432 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000177432 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177432 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000177432 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000177432 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195823 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195823 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195823 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195823 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195823 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195823 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195823 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195823 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195823 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195823 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195823 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000195823 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195823 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195823 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000195823 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195823 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195823 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195823 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195823 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195823 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000195823 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195824 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195824 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195824 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195824 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195824 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195824 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195824 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195824 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195824 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195824 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195824 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000195824 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195824 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195824 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000195824 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195824 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195824 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195824 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195824 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195824 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000195824 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195825 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195825 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195825 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195825 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195825 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195825 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195825 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195825 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195825 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195825 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195825 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000195825 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195825 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195825 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000195825 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195825 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195825 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195825 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195825 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195825 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000195825 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195826 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195826 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195826 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195826 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195826 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195826 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195826 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195826 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195826 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195826 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195826 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000195826 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195826 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195826 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000195826 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195826 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195826 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195826 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195826 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195826 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000195826 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232243 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
C000232243 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232243 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232243 [Member] | Strategy Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232243 [Member] | Blue Owl Capital Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232243 [Member] | Aurora Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.20%)
C000232243 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
C000232243 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
C000232243 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
C000232243 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
C000232243 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000232243 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000232243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000232243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000232243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232244 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
C000232244 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232244 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232244 [Member] | Strategy Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232244 [Member] | Blue Owl Capital Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000232244 [Member] | Aurora Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(1.20%)
C000232244 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
C000232244 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
C000232244 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
C000232244 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
C000232244 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000232244 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000232244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000232244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000232244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232245 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232245 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232245 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232245 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232245 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232245 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232245 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232245 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232245 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232245 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232245 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000232245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000232245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000232245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000232245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232247 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232247 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232247 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232247 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232247 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232247 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232247 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232247 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232247 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000232247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000232247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000232247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000232247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232248 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232248 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232248 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232248 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232248 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232248 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232248 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232248 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232248 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000232248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000232248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000232248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000232248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232249 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232249 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232249 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000232249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000232249 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232249 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232249 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232249 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232249 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000232249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232249 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000232249 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000232249 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000232251 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232251 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232251 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232251 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232251 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232251 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232251 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000232251 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000232251 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232251 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232251 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232251 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232251 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000232251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000232251 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000232251 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000232256 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232256 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232256 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232256 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232256 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232256 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000232256 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000232256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000232256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000232256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232255 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232255 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232255 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232255 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232255 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232255 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000232255 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232255 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232255 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000232255 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000232255 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000232255 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232255 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232255 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232255 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%